Derivative Financial Instruments (Tables)	12 Months Ended
Jan. 31, 2018
Disclosure Of Derivative Financial Instruments [Abstract]
Disclosure of fair value of financial instruments [text block]
	31 January	31 January	30 June	30 June
	2018	2017	2016	2015
	NZ$000's	NZ$000's	NZ$000's	NZ$000's

Current assets
Forward exchange contracts	-	-	-	2,289

	31 January	31 January	30 June	30 June
	2018	2017	2016	2015
	NZ$000's	NZ$000's	NZ$000's	NZ$000's
Current liabilities
Foreign exchange contracts	2,087	4,188	5,531	1